COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Country Risk

As the Group’s principal operations are currently conducted in the PRC, it is subject to considerations and risks not typically associated with companies in North America and Western Europe. These risks include, among others, risks associated with the political, economic, and legal environments and foreign currency exchange limitations encountered in the PRC. The Group’s results of operations may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, among other things.

In addition, all of the Group’s transactions in the PRC are denominated in RMB, which must be converted into other currencies before remittance from the PRC. Both conversion of RMB into foreign currencies and remittance of foreign currencies abroad subject to the regulations of foreign currency governed by the PRC regulatory agents.

Service Contract

On December 25, 2019, the Company signed a one-year Investor Relations Agreement (“IR Agreement II”) with Weitian Group LLC. (“Weitian”). Pursuant to the IR Agreement II, Weitian will act as an investor counsel and provide related services to MDJM from January 1, 2020, to December 31, 2020. IR Agreement II shall be automatically renewed for consecutive twelve-month terms unless it is terminated or replaced with another agreement. As a consideration, the Company will pay $4,000 per month to Weitian. Either party may terminate the IR Agreement II by providing a written notice ten days before the date of termination.

Legal Proceeding

Except for the following disclosure, we are currently not a party to any litigation of which, if determined adversely to us, would individually or in the aggregate be reasonably expected to have a material adverse effect on our business, operating results, cash flows or financial condition.

The operating entities will file a civil complaint in local district’s court if there is a dispute on accounts receivable with customers. Historically, the operating entities have won the civil complaint and received the amounts awarded by court. During 2021, 10 such complaint cases were closed and the operating entities collected approximately $1.07 million from customers. As of December 31, 2021, one case was still ongoing.